INVENTORIES - Ore in Stockpiles and on Leach Pads (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Ore in stockpiles	$ 3,052	$ 2,956
Gold
Disclosure of operating segments [line items]
Ore in stockpiles	2,847	2,780
Ore on leach pads	470	575
Gold | Carlin [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	1,045	1,073
Ore on leach pads	148	191
Gold | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	811	785
Gold | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	297	330
Ore on leach pads	34	35
Gold | Cortez [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	206	123
Ore on leach pads	95	130
Gold | North Mara [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	182	137
Gold | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	126	153
Gold | Phoenix [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	114	87
Ore on leach pads	0	9
Gold | Veladero
Disclosure of operating segments [line items]
Ore in stockpiles	48	50
Ore on leach pads	190	193
Gold | Tongon [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	17	41
Gold | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	1	1
Gold | Long Canyon [Member]
Disclosure of operating segments [line items]
Ore on leach pads	3	17
Copper
Disclosure of operating segments [line items]
Ore in stockpiles	205	176
Ore on leach pads	0	0
Copper | Lumwana [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	$ 205	$ 176